Derivative Instruments (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended									12 Months Ended					0 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended				12 Months Ended
	Sep. 23, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 23, 2014 USD ($)	Dec. 31, 2011	Dec. 31, 2014 Class A Shares Of Common Stock [Member]	Dec. 31, 2013 Class A Shares Of Common Stock [Member]	Dec. 31, 2012 Class A Shares Of Common Stock [Member]	Dec. 31, 2011 Class A Shares Of Common Stock [Member]	Dec. 31, 2014 Forward Contracts [Member] USD ($)	Dec. 31, 2013 Forward Contracts [Member] USD ($)	Dec. 31, 2012 Forward Contracts [Member] USD ($)	Dec. 31, 2012 Bond Swaps [Member] USD ($)	Dec. 31, 2009 Bond Swaps [Member] vote	Aug. 20, 2012 Total Equity Return Swap [Member]	Dec. 31, 2014 Total Equity Return Swap [Member] USD ($)	Dec. 31, 2013 Total Equity Return Swap [Member] USD ($)	Dec. 31, 2012 Total Equity Return Swap [Member] USD ($)	Aug. 20, 2012 Total Equity Return Swap [Member] USD ($)	Dec. 31, 2013 Total Equity Return Swap [Member] Class A Shares Of Common Stock [Member] USD ($)	Dec. 31, 2014 Total Equity Return Swap [Member] Class A Shares Of Common Stock [Member]	Aug. 20, 2012 Total Equity Return Swap [Member] Class A Shares Of Common Stock [Member] USD ($)	Dec. 31, 2013 Cross-Currency Interest Rate Swaps [Member] USD ($)	Dec. 31, 2012 Cross-Currency Interest Rate Swaps [Member] USD ($)	Aug. 02, 2013 Bank Of America, N.A. [Member]	Dec. 31, 2013 Bank Of America, N.A. [Member] Cross-Currency Interest Rate Swaps [Member] USD ($)	Oct. 04, 2013 Bank Of America, N.A. [Member] Cross-Currency Interest Rate Swaps [Member] USD ($)	Apr. 24, 2012 Bank Of America, N.A. [Member] Cross-Currency Interest Rate Swaps [Member] USD ($)	Apr. 24, 2012 Bank Of America, N.A. [Member] 2016 Notes [Member] Cross-Currency Interest Rate Swaps [Member] BRL	Dec. 31, 2014 JP Morgan Chase Bank, N.A. [Member] Cross-Currency Interest Rate Swaps [Member] USD ($)	Nov. 07, 2013 JP Morgan Chase Bank, N.A. [Member] Cross-Currency Interest Rate Swaps [Member] USD ($)	Nov. 07, 2013 JP Morgan Chase Bank, N.A. [Member] Cross-Currency Interest Rate Swaps [Member] BRL	Nov. 07, 2013 Brazil Real JP Morgan Chase Bank, N.A. [Member] Cross-Currency Interest Rate Swaps [Member]	Dec. 31, 2014 Derivatives Designated As Hedging Instruments [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2013 Derivatives Designated As Hedging Instruments [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2012 Derivatives Designated As Hedging Instruments [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2014 LIBOR [Member] Total Equity Return Swap [Member] Class A Shares Of Common Stock [Member]	Sep. 30, 2014 LIBOR [Member] Total Equity Return Swap [Member] Class A Shares Of Common Stock [Member]	Aug. 20, 2012 LIBOR [Member] Total Equity Return Swap [Member] Class A Shares Of Common Stock [Member]
Derivative [Line Items]
Number of interest rate swap agreements															2
Net payment for derivative swaps														$ 4,322
Net gains (losses) from derivative instruments														(1,738)
Derivative, Notional Amount, Shares																							1,022,551
Shares of common stock		210,216,043	209,867,426	209,529,412		209,529,412	130,216,043	129,867,426	129,529,412	129,529,412											1,250,000		2,272,551
Appreciation (depreciation) receives (pays) plus dividends per share																							$ 13.77
Basis point spread on variable rate																																						4.50%	3.80%	3.30%
Debt instrument, basis spread on variable rate																3.30%	3.80%									2.50%
Notional amount of derivative																				31,290	17,211								37,433	70,000		47,300	108,000		30,454	17,633	23,261
Derivatives, Stock Trigger Price																	$ 5.15
Threshold of stock price per share for counterparty to terminate agreement																	$ 7.57
Threshold of per day price decline percentage for counterparty to terminate agreement																	10.00%
Threshold of stock price per share any day for counterparty to terminate agreement																	$ 8.95
Maximum Consolidated net indebtedness to EBITDA																						3.0	2.5
Settlement payment for share reductions																					1,731
Collateral Deposits, Minimum Threshold					3,000
Collateral Deposit, Incremental Payments	500
Collateral deposits		4,832	0
Interest paid related to derivative instruments																	593	746	318
Notional amount outstanding																																			12,375
Net collections (payments) to derivative instrument hedges											(1,451)	(628)	949
Interest rate of derivative instrument																													4.90%	10.25%		4.38%	4.38%	13.00%
Net interest received from counterparty																								1,828	372
Amount of swap agreement settled																												9,975
Loss from early settlement																											4,187
Percentage of principal and interest collections hedged																																53.08%	53.08%
Interest		$ 71,369	$ 61,771	$ 55,347																											$ 3,512